As filed with the Securities and Exchange Commission on November 7, 2014

Securities Act File No. 33-66080

Investment Company Act File No. 811-7874

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 46	☒
(Check appropriate box or boxes)

JPMORGAN INSURANCE TRUST

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Carmine Lekstutis, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
270 Park Avenue	1095 Avenue of the Americas
New York, NY 10017	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on December 5, 2014 pursuant to paragraph (b).
☐	on pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses, statements of additional information and Part C included in Post-Effective Amendment No. 44 to the Registration Statement on Form N1-A of JPMorgan Trust I (the “Trust”), filed with the Commission on August 29, 2014 (Accession Number 0001193125-14-326959) the “Registration Statement”) are incorporated herein by reference.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Insurance Trust certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 7th day of November, 2014.

JPMORGAN TRUST I

By:	ROBERT L. YOUNG*
Robert L. Young
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on November 7, 2014.

	JOHN F. FINN*		MITCHELL M. MERIN*
	John F. Finn Trustee		Mitchell M. Merin Trustee

	DR. MATTHEW GOLDSTEIN*		WILLIAM G. MORTON, JR.*
	Dr. Matthew Goldstein Trustee		William G. Morton, Jr. Trustee

	ROBERT J. HIGGINS*		ROBERT A. ODEN, JR.*
	Robert J. Higgins* Trustee		Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES*		MARIAN U. PARDO*
	Frankie D. Hughes Trustee		Marian U. Pardo Trustee

	PETER C. MARSHALL*		FREDERICK W. RUEBECK*
	Peter C. Marshall Trustee		Frederick W. Ruebeck Trustee

	MARY E. MARTINEZ*		JAMES J. SCHONBACHLER*
	Mary E. Martinez Trustee		James J. Schonbachler Trustee

	MARILYN MCCOY*	By	ROBERT L. YOUNG*
	Marilyn McCoy Trustee		Robert L. Young President and Principal Executive Officer

By	LAURA M. DEL PRATO*
Laura M. Del Prato
Treasurer and Principal Financial Officer

*By	/S/ CARMINE LEKSTUTIS
Carmine Lekstutis
Attorney-in-Fact